Earnings/ (Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2017		2016
	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS
Net income / (loss)	$29,124	$29,124	$(13,777)	$(13,777)
Less income allocated to restricted shares	(281)	(270)	-	-
Net income / (loss) available to common stockholders	28,843	28,854	(13,777)	(13,777)

Weighted average number of common shares outstanding	39,166	39,166	31,083	31,083
Effect of dilutive shares	-	1,623	-	-
Total shares outstanding	39,166	40,789	31,083	31,083

Earnings / (Loss) per common share	$736.43	$707.40	$(443.23)	$(443.23)